Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 25, 2024	Jan. 10, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Apr. 24, 2024	Apr. 16, 2024	Jan. 23, 2024
Subsequent Events [Line Items]
Cash receipts percentage			15.00%
Net proceeds percentage			10.00%
Stock option (in Shares)				58,172
Long-lived assets of carrying amount				$ 3,500,000
ENTADFI [Member]
Subsequent Events [Line Items]
Long-lived assets of carrying amount				3,300,000
Non convertible debenture [Member]
Subsequent Events [Line Items]
Principal payment			$ 5,000,000	$ 5,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Subscription amount of interest payable									$ 5,000,000
Principal amount	$ 50,000
Stock option (in Shares)								12,257
Severance payment		$ 158,333
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Events [Line Items]
Debenture interest rate percentage							10.00%		4.00%
Forbearance Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Expenses	$ 10,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Non convertible debenture [Member]
Subsequent Events [Line Items]
Principal payment							$ 5,000,000		$ 5,000,000
Forecast [Member] | Subscription Agreement [Member]
Subsequent Events [Line Items]
Subscription amount of interest payable						$ 5,000,000